Subsequent Events:	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events:

14. Subsequent Events:

  Quarterly Series A Preferred unit cash distribution: On January 21, 2021, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from November 12, 2020 to February 11, 2021. The cash distribution was paid on February 12, 2021, to all Series A preferred unitholders of record as of February 5, 2021.

  Quarterly Series B Preferred unit cash distribution: On January 28, 2021, the Partnership’s Board of Directors declared a cash distribution of $0.546875 per unit on its Series B Preferred Units for the period from November 22, 2020 to February 21, 2021. The cash distribution was paid on February 22, 2021, to all Series B preferred unitholders of record as of February 15, 2021.

   “At the market” equity program: Following December 31, 2020, the Partnership sold $3.5 million of common units at an average price per unit of $2.9153 pursuant to the A&R Sales Agreement (as defined above), which has $26.5 million of remaining availability for future repurchases.

  New master management agreement (the “Master”) with Dynagas Ltd.: On March 3, 2021, the Partnership entered into a new master management agreement (the “Master”) with Dynagas Ltd. (the “Manager”), which includes a new standard set of terms for commercial, technical, crew, accounting and vessel administrative services (“Standard Management Terms”) for the Partnership’s six vessels effective as from January 1, 2021. This agreement amends, restates and supersedes the previous technical and commercial management agreements and reduces the technical management fees payable from $3,167 per day per vessel to $2,750 per day per vessel commencing on January 1, 2021.

  Quarterly Series A Preferred unit cash distribution: On April 20, 2021, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from February 12, 2021 to May 11, 2021. The cash distribution will be paid on May 12, 2021, to all Series A preferred unitholders of record as of May  5, 2021.
  Quarterly Series B Preferred unit cash distribution: On April 27, 2021, the Partnership’s Board of Directors declared a cash distribution of $0.546875 per unit on its Series B Preferred Units for the period from February 22, 2021 to May 21, 2021. The cash distribution will be paid on May 24, 2021, to all Series B preferred unitholders of record as of May 17, 2021.

   Legal Proceedings: In relation to the class action lawsuit filed against the Partnership in April 2019 (Note 8 (b)), the parties reached an agreement in principle to settle the litigation in April 2021. The settlement is subject to documentation and court approval and will be covered in full by the Partnership´s directors’ and officers’ insurance.